GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS - Summary of Contracts (Details) $ in Thousands	1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 31, 2016 contract	Jun. 30, 2016 USD ($) contract	May 31, 2016 USD ($)	Jan. 31, 2014 contract	Sep. 30, 2016 USD ($) contract	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
gain (loss) on cancellation of newbuilding contracts							$ (2,772)	$ 30,756	$ 68,989
Gain on cancellation of newbuilding contracts							89	0	0
Other operating (losses) gains							(2,683)	108,923	68,989
Gain on cancellation and sale of newbuilding contracts							0	78,167	0
Hull J0025 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									35,900
proceeds from cancellation of newbuilding contract									99,300
Hull J0028 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									28,900
proceeds from cancellation of newbuilding contract									52,400
Hull D2172 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									2,200
proceeds from cancellation of newbuilding contract									11,000
Hull D2173 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									2,000
proceeds from cancellation of newbuilding contract									$ 11,100
Hull D2174 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts								1,700
proceeds from cancellation of newbuilding contract								7,600
Hull J0106 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts								23,100
proceeds from cancellation of newbuilding contract								24,700
Hull D2175 [Member]
Property, Plant and Equipment [Line Items]
proceeds from cancellation of newbuilding contract								7,300
Hull D2171 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts								2,800
proceeds from cancellation of newbuilding contract								11,900
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Impairment loss							18,200
Number of Contracts sold to third party or related parties | contract		6			5
Aggregate sales price on long-term assets		$ 172,500
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts							2,800
Number of newbuilding contracts terminated | contract	4
Avance Gas [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation and sale of newbuilding contracts							$ 78,200	$ 78,200
Number of Contracts sold to third party or related parties | contract				8
Front Vanguard [Member] | Ship Finance International Limited [Member] | VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment of assets under capital lease						$ 7,300
Gain on cancellation of newbuilding contracts					$ 100	$ 100
proceeds from cancellation of newbuilding contract			$ 400